Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2012
Registrant Name	CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS
Central Index Key	0001474365
Amendment Flag	false
Document Creation Date	Jun. 28, 2013
Document Effective Date	Jun. 28, 2013
Prospectus Date	Jul. 01, 2013
Capital Group Core Municipal Fund SM | Share class
Risk/Return:
Trading Symbol	CCMPX
Capital Group Short-Term Municipal Fund SM | Share class
Risk/Return:
Trading Symbol	CSTMX
Capital Group California Core Municipal Fund SM | Share class
Risk/Return:
Trading Symbol	CCCMX
Capital Group California Short-Term Municipal Fund SM | Share class
Risk/Return:
Trading Symbol	CCSTX
Capital Group Core Bond Fund SM | Share class
Risk/Return:
Trading Symbol	CCBPX
Capital Group Global Equity Fund SM | Share class
Risk/Return:
Trading Symbol	CGLOX
Capital Group Non-U.S. Equity Fund SM | Share class
Risk/Return:
Trading Symbol	CNUSX
Capital Group U.S. Equity Fund SM | Share class
Risk/Return:
Trading Symbol	CUSEX